Interest-Bearing Deposits - Summary of Interest - Bearing Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Interest Bearing Deposits [Line Items]
Total interest-bearing deposits	$ 420,627	$ 409,588
Interest-bearing Deposits [Member]
Interest Bearing Deposits [Line Items]
Demand	120,424	119,579
Savings	183,712	180,217
In excess of $250,000	17,951	12,026
Other	98,540	97,766
Total interest-bearing deposits	$ 420,627	$ 409,588